Financial assets at fair value through other comprehensive income (Table)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through other comprehensive income [abstract]
Financial assets at fair value through other comprehensive income

	Barclays Bank Group
	2021	2020
	£m	£m
Debt securities and other eligible bills	45,854	51,710
Equity securities	1	1
Loans and advances	53	191
Financial assets at fair value through other comprehensive income	45,908	51,902